RELATED PARTIES - Finance income from related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTIES
Total finance income from related parties	₽ 1,398	₽ 1,267	₽ 985
Sistema Capital
RELATED PARTIES
Total finance income from related parties	465	369	128
Business Nedvizhimost
RELATED PARTIES
Total finance income from related parties	353	359	491
MTS Bank
RELATED PARTIES
Total finance income from related parties	448	345	285
Other related parties
RELATED PARTIES
Total finance income from related parties	₽ 132	₽ 194	₽ 81